Columbia Minnesota Tax-Exempt Fund
Third Quarter Report
April 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Minnesota Tax-Exempt Fund, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 94.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.3%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,017,587
Subordinated Series 2019A
01/01/2049	5.000%	2,095,000	2,118,959
Revenue Bonds
Subordinated Series 2024A
01/01/2054	4.000%	2,500,000	2,248,248
Minneapolis-St. Paul Metropolitan Airports Commission(a)
Refunding Revenue Bonds
Subordinated Series 2022B
01/01/2047	5.000%	2,100,000	2,125,105
Revenue Bonds
Private Activity
Subordinated Series 2024
01/01/2049	5.250%	2,000,000	2,048,574
Total			11,558,473
Assisted Living 0.5%
St. Cloud Housing & Redevelopment Authority(b)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	4.000%	2,995,000	2,354,570
Charter Schools 9.6%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	630,000	625,705
07/01/2047	4.250%	1,000,000	861,098
07/01/2052	4.375%	2,255,000	1,890,853
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	1,000,000	1,000,073
07/01/2045	5.000%	3,135,000	2,965,028
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2040	5.250%	400,000	400,191
07/01/2050	5.500%	1,500,000	1,500,064
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Deephaven(c)
Refunding Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2024
06/15/2061	6.125%	1,800,000	1,581,376
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	1,000,000	1,012,636
08/01/2050	5.375%	3,600,000	3,541,149
City of Independence
Revenue Bonds
Global Academy Charter Schools
Series 2021A
07/01/2041	4.000%	1,500,000	1,321,168
Global Academy Project
Series 2021A
07/01/2051	4.000%	1,400,000	1,083,548
Paladin Career & Technical High School
Series 2021
06/01/2056	4.000%	2,305,000	1,579,024
City of Minneapolis(c)
Revenue Bonds
Friendship Academy of the Arts
Series 2019
12/01/2052	5.250%	2,000,000	1,365,306
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2056	4.000%	3,470,000	2,022,182
Northeast College Prep Project
Series 2020A
07/01/2040	5.000%	435,000	380,108
07/01/2055	5.000%	1,410,000	1,047,036
City of Ramsey
Refunding Revenue Bonds
Pact Charter School Project
Series 2022A
06/01/2032	5.000%	3,000,000	3,022,204
City of Savage
Revenue Bonds
Aspen Academy
Series 2016A
10/01/2031	4.750%	1,000,000	999,970

Columbia Minnesota Tax-Exempt Fund  | 2026

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Spring Lake Park
Revenue Bonds
Academy for Higher Learning Project
Series 2019
06/15/2049	5.000%	2,000,000	1,807,282
06/15/2054	5.000%	1,000,000	878,371
City of Woodbury(c)
Refunding Revenue Bonds
Math and Science Academy
Series 2025
06/01/2063	5.500%	1,000,000	925,545
City of Woodbury
Revenue Bonds
Woodbury Leadership Academy Project
Series 2025
07/01/2065	6.000%	1,500,000	1,488,062
Woodbury Leadership Project
Series 2021
07/01/2056	4.000%	1,725,000	1,229,308
Housing & Redevelopment Authority of the City of St. Paul
Refunding Revenue Bonds
Nova Classical Academy Project
Series 2025
09/01/2055	5.500%	555,000	544,322
09/01/2065	5.625%	1,330,000	1,303,538
Housing & Redevelopment Authority of the City of St. Paul(c)
Revenue Bonds
Metro Deaf School Project
Series 2026
06/15/2061	6.375%	1,200,000	1,200,080
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Higher Ground Academy Project
Series 2023
12/01/2057	5.500%	2,000,000	2,003,449
Hmong College Prep Academy Project
Series 2020
09/01/2055	5.000%	1,750,000	1,600,823
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	1,000,000	820,304
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	470,000	450,988
09/01/2047	4.125%	660,000	567,224
Series 2021
09/01/2031	4.000%	200,000	198,275
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	85,000	83,027
03/01/2043	4.625%	1,000,000	838,612
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	666,878
08/01/2046	4.250%	2,935,000	2,506,913
Total			47,311,720
Health Services 0.2%
City of Center City
Refunding Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2019
11/01/2041	4.000%	1,000,000	981,049
Higher Education 7.2%
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Carleton College
Series 2017
03/01/2037	4.000%	500,000	500,761
03/01/2039	4.000%	500,000	500,610
03/01/2040	4.000%	1,000,000	1,000,632
03/01/2047	4.000%	2,500,000	2,391,546
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	2,783,221
10/01/2047	5.000%	2,000,000	1,970,569
Macalester College
Series 2017
03/01/2042	4.000%	900,000	896,846
03/01/2048	4.000%	600,000	549,481
Series 2021
03/01/2040	3.000%	365,000	321,884
03/01/2043	3.000%	325,000	272,493
St. Catherine University
Series 2018
10/01/2037	4.000%	580,000	555,678
10/01/2038	4.000%	920,000	872,145
St. Olaf College
Series 2016-8N
10/01/2035	4.000%	500,000	501,052
University of St. Thomas
Series 2016-8-L
04/01/2039	4.000%	2,000,000	1,945,904
Series 2017A
10/01/2035	4.000%	800,000	805,411
10/01/2037	4.000%	750,000	752,884
Revenue Bonds
Carleton College
Series 2023
03/01/2053	5.000%	2,670,000	2,766,515
Columbia Minnesota Tax-Exempt Fund  | 2026

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	882,268
College of St. Scholastica
Series 2012
12/01/2032	4.000%	350,000	342,569
St. Catherine University
Series 2023
10/01/2052	5.000%	1,415,000	1,368,675
St. John’s University
Series 2015-8-1
10/01/2031	5.000%	370,000	370,429
10/01/2032	5.000%	645,000	645,731
10/01/2033	5.000%	350,000	350,383
10/01/2034	5.000%	380,000	380,420
University of St. Thomas
Series 2022B
10/01/2052	5.000%	7,895,000	8,021,060
University of Minnesota
Refunding Revenue Bonds
Series 2026A
04/01/2040	5.000%	1,500,000	1,698,865
04/01/2041	5.000%	1,665,000	1,872,382
Total			35,320,414
Hospital 17.2%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	236,020
05/01/2051	5.000%	1,500,000	700,238
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2031	4.000%	1,450,000	1,444,499
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	10,500,000	10,191,344
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,000,378
09/01/2035	4.000%	1,500,000	1,404,230
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2037	4.000%	3,500,000	3,463,955
11/15/2038	4.000%	1,130,000	1,108,934
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,735,349
04/01/2041	5.000%	675,000	676,036
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2022
11/15/2057	5.000%	13,000,000	13,324,043
Revenue Bonds
Mayo Clinic
Series 2025A
11/15/2053	4.375%	5,000,000	4,895,592
Mayo Clinic Project
Series 2026A
11/15/2033	5.000%	1,000,000	1,130,530
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2024
05/01/2054	5.000%	4,210,000	4,270,604
City of St. Cloud(d)
Refunding Revenue Bonds
CentraCare Health System
Series 2026
05/01/2036	5.000%	3,200,000	3,611,162
City of Wadena
Revenue Bonds
Wadena Cancer Center Project
Series 2024
12/01/2045	5.000%	1,900,000	1,977,757
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2037	4.000%	7,660,000	7,382,418
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	4.250%	1,000,000	974,829
02/15/2043	5.000%	1,615,000	1,634,770
02/15/2048	5.000%	1,300,000	1,302,162
02/15/2058	5.000%	6,000,000	5,854,430
St. Luke Hospital of Duluth
Series 2022
06/15/2037	4.000%	350,000	357,356
06/15/2038	4.000%	375,000	380,211
06/15/2039	4.000%	225,000	227,553

Columbia Minnesota Tax-Exempt Fund  | 2026

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
St. Luke’s Hospital
Series 2022
06/15/2052	5.250%	2,420,000	2,490,827
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2036	4.000%	1,200,000	1,195,067
11/15/2037	4.000%	600,000	592,735
11/15/2043	4.000%	3,000,000	2,759,317
HealthPartners Obligation Group
Series 2015
07/01/2035	4.000%	5,000,000	5,000,131
Minnesota Agricultural & Economic Development Board
Revenue Bonds
HealthPartners Obligated Group
Series 2024
01/01/2054	5.250%	3,250,000	3,347,642
Total			84,670,119
Joint Power Authority 0.3%
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	250,371
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2035	5.000%	170,000	172,240
01/01/2036	5.000%	180,000	182,284
Southern Minnesota Municipal Power Agency
Unlimited General Obligation Refunding Bonds
Series 2025A
01/01/2046	5.000%	865,000	928,824
Total			1,533,719
Local Appropriation 2.8%
City of Marshall
Revenue Bonds
Series 2024A
02/01/2041	5.125%	540,000	572,609
02/01/2045	5.375%	725,000	761,660
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,001,711
02/01/2042	4.000%	5,250,000	5,249,921
Rum River Special Education Cooperative
Certificate of Participation
Series 2025A
02/01/2046	5.500%	1,300,000	1,324,929
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Paul Independent School District No. 625
Certificate of Participation
Series 2019 (School District Credit Enhancement Program)
02/01/2039	3.000%	565,000	520,294
Series 2020C
02/01/2040	2.500%	4,285,000	3,569,515
Zumbro Education District
Certificate of Participation
Series 2021A
02/01/2041	4.000%	635,000	564,248
Total			13,564,887
Local General Obligation 26.7%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2045	3.000%	5,000,000	4,059,092
Becker Independent School District No. 726(e)
Unlimited General Obligation Bonds
Series 2022A
02/01/2037	0.000%	1,335,000	869,766
02/01/2038	0.000%	1,335,000	824,971
Blooming Prairie Independent School District No. 756
Unlimited General Obligation Refunding Bonds
Series 2022A
02/01/2045	2.250%	1,375,000	926,908
Brainerd Independent School District No. 181
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2037	4.000%	9,800,000	9,832,051
City of Elk River
Unlimited General Obligation Bonds
Series 2019A
12/01/2042	3.000%	1,755,000	1,510,007
City of Minneapolis
Unlimited General Obligation Bonds
Series 2022
12/01/2040	4.000%	4,440,000	4,514,597
Dilworth Glyndon Felton Independent School District No. 2164
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	3.000%	1,025,000	949,381
02/01/2040	3.000%	1,000,000	902,395
02/01/2041	3.000%	1,230,000	1,085,464
Duluth Independent School District No. 709(e)
Unlimited General Obligation Bonds
Series 2021C
02/01/2032	0.000%	1,080,000	871,659
02/01/2033	0.000%	1,075,000	830,177
Columbia Minnesota Tax-Exempt Fund  | 2026

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Eden Prairie Independent School District No. 272
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2040	3.000%	3,000,000	2,675,389
Elk River Independent School District No. 728
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2034	2.000%	7,000,000	6,191,774
Gibbon Independent School District No. 2365
Unlimited General Obligation Bonds
Series 2023A
02/01/2048	5.000%	2,000,000	2,072,255
Hastings Independent School District No. 200(e)
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,305,000	1,067,367
02/01/2033	0.000%	2,140,000	1,681,970
Lac Qui Parle Valley Independent School District No. 2853
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.500%	2,525,000	2,062,005
Litchfield Independent School District No. 465
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	3.000%	2,260,000	2,014,140
MACCRAY Independent School District No. 2180
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	2.250%	2,525,000	2,050,494
02/01/2039	2.250%	2,580,000	2,043,603
Marshall Independent School District No. 413
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2039	3.000%	2,440,000	2,254,337
02/01/2040	3.000%	2,515,000	2,263,695
Metropolitan Council
Unlimited General Obligation Bonds
Minneapolis-Saint Paul Metropolitan Area
Series 2022
03/01/2042	4.000%	3,550,000	3,588,667
Unlimited General Obligation Refunding Bonds
Series 2026A
03/01/2038	5.000%	5,000,000	5,765,118
Minnetonka Independent School District No. 276(e)
Unlimited General Obligation Bonds
Series 2026A
02/01/2043	0.000%	1,400,000	702,769
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Moorhead Independent School District No. 152
Unlimited General Obligation Bonds
Series 2020A
02/01/2041	3.000%	5,600,000	4,908,179
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	6,464,416
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Unlimited General Obligation Bonds
Series 2019A
02/01/2042	3.000%	7,050,000	6,096,612
Norwood Young America Independent School District No. 108
Unlimited General Obligation Bonds
Series 2022A
02/01/2045	2.250%	1,600,000	1,105,921
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	5,016,292
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	10,040,220
Russell Tyler Ruthton Independent School District No. 2902
Unlimited General Obligation Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2035	3.000%	1,950,000	1,914,563
02/01/2036	3.000%	1,000,000	982,575
02/01/2037	3.000%	1,035,000	981,215
Sartell-St. Stephen Independent School District No. 748(e)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	1,245,413
02/01/2033	0.000%	2,585,000	1,963,530
02/01/2034	0.000%	1,500,000	1,085,170
Sauk Rapids-Rice Independent School District No. 47
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.625%	2,250,000	1,870,560
South Washington County Independent School District No. 833
Unlimited General Obligation Refunding Bonds
Series 2024A
02/01/2038	5.000%	5,000,000	5,433,756
02/01/2044	4.000%	3,000,000	2,956,554

Columbia Minnesota Tax-Exempt Fund  | 2026

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Cloud Independent School District No. 742(e)
Unlimited General Obligation Bonds
Series 2025A
02/01/2027	0.000%	300,000	293,228
02/01/2028	0.000%	285,000	270,322
Stillwater Independent School District No. 834
Unlimited General Obligation Refunding Bonds
Series 2024A
02/01/2042	4.000%	6,960,000	7,019,314
02/01/2043	4.000%	2,275,000	2,281,043
Watertown-Mayer Independent School District No. 111(e)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2020A
02/01/2035	0.000%	2,420,000	1,651,145
02/01/2039	0.000%	2,175,000	1,192,744
Worthington Independent School District No. 518
Unlimited General Obligation Bonds
Series 2020A
02/01/2035	3.000%	700,000	672,412
02/01/2036	3.000%	470,000	445,953
02/01/2037	3.000%	500,000	469,517
02/01/2038	3.000%	1,000,000	930,932
02/01/2039	3.000%	1,000,000	919,350
Total			131,820,987
Multi-Family 3.2%
City of Coon Rapids
Revenue Bonds
Mississippi View Apartments Project
Series 2023 (FNMA)
12/01/2039	5.600%	1,731,282	1,931,531
City of Minneapolis
Revenue Bonds
14th and Central Project
Series 2020A (FNMA)
02/01/2038	2.350%	4,494,328	3,677,880
Dakota County Community Development Agency
Revenue Bonds
Heart of the City Apartments Project
Series 2024 (FNMA)
05/01/2043	4.200%	1,500,000	1,461,954
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
848 Payne Ave. Apartments Green Bonds
Series 2020
06/01/2038	2.330%	7,687,522	5,962,114
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,499,748
Total			15,533,227
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 0.3%
Puerto Rico Electric Power Authority(f),(g)
Revenue Bonds
Series 2012A
07/01/2042	0.000%	2,090,000	1,473,450
Nursing Home 1.8%
Duluth Economic Development Authority
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2031	4.000%	1,625,000	1,585,187
Housing & Redevelopment Authority of The City of St. Paul(c)
Refunding Revenue Bonds
Episcopal Homes Obligation Group
Series 2021
11/01/2042	4.000%	1,000,000	860,271
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Series 2013
05/01/2038	5.000%	1,200,000	1,124,819
05/01/2048	5.125%	6,080,000	5,216,934
Total			8,787,211
Other Bond Issue 0.3%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2020A
12/01/2036	5.000%	1,580,000	1,634,357
Other Utility 1.1%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2032	4.000%	800,000	805,756
10/01/2033	4.000%	655,000	658,907
Series 2017B
10/01/2037	4.000%	800,000	801,334
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,271,916
Series 2024-1
10/01/2046	5.000%	1,120,000	1,166,694
St. Paul Port Authority(a)
Revenue Bonds
Series 2017-4
10/01/2040	4.000%	1,000,000	943,847
Total			5,648,454
Columbia Minnesota Tax-Exempt Fund  | 2026

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 2.2%
City of Minneapolis
Prerefunded 05/07/26 Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2044	5.000%	6,475,000	6,477,336
City of St. Cloud
Prerefunded 05/07/26 Revenue Bonds
CentraCare Health System
Series 2016A
05/01/2037	4.000%	3,175,000	3,175,624
05/01/2046	5.000%	1,165,000	1,165,420
Total			10,818,380
Retirement Communities 6.6%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2035	4.750%	1,000,000	983,843
11/01/2046	5.000%	1,500,000	1,349,616
City of Apple Valley
Refunding Revenue Bonds
Apple Valley Senior Housing
Series 2018
09/01/2053	4.500%	3,000,000	2,571,350
Revenue Bonds
Orchard Path Phase II Project
Series 2021
09/01/2051	4.000%	500,000	398,269
09/01/2061	4.000%	870,000	655,379
PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase III Project
Series 2025
09/01/2065	5.625%	1,000,000	1,013,155
City of Bethel Housing and Health Care Facilities
Refunding Revenue Bonds
Ecumen Obligated Group
Series 2024
03/01/2054	6.250%	1,250,000	1,216,855
City of Cloquet
Refunding Revenue Bonds
HADC Cloquet LLC Project
Series 2021
08/01/2041	4.000%	500,000	425,515
08/01/2048	4.000%	500,000	372,544
City of Landfall Village
Revenue Bonds
Pines of Richfield Project (The)
Series 2024
08/01/2034	5.250%	1,250,000	1,250,552
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Maple Plain
Revenue Bonds
Haven Homes, Inc. Project
Series 2019
07/01/2057	4.650%	1,250,000	1,038,759
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	889,474
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	4,636,229
10/01/2047	5.000%	2,000,000	1,853,527
City of Red Wing
Revenue Bonds
Benedictine Living Community
Series 2018
08/01/2047	5.000%	1,500,000	1,306,527
08/01/2053	5.000%	600,000	494,486
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,400,000	1,983,960
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	1,799,375
09/01/2042	5.000%	875,000	832,375
City of Shakopee Senior Housing
Refunding Revenue Bonds
Benedictine Senior Living Obligation
Series 2025
11/01/2065	5.875%	1,500,000	1,511,244
City of St. Joseph
Revenue Bonds
Woodcrest of Country Manor Project
Series 2019
07/01/2055	5.000%	1,500,000	1,360,966
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	266,172
09/01/2037	4.250%	300,000	289,521
09/01/2042	5.000%	1,000,000	1,000,069

Columbia Minnesota Tax-Exempt Fund  | 2026

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2054	5.000%	1,625,000	1,574,475
Dakota County Community Development Agency(c)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,366,880
Total			32,441,117
Sales Tax 1.5%
City of St. Paul Sales & Use Tax
Refunding Revenue Bonds
Neighborhood and Economic Development Projects
Series 2024
11/01/2042	5.000%	2,000,000	2,183,725
Commonwealth of Puerto Rico(f),(h)
Revenue Notes
Series 2022
11/01/2051	0.000%	970,779	672,265
Subordinated Series 2022
11/01/2043	0.000%	713,210	484,983
Puerto Rico Sales Tax Financing Corp.(e),(f)
Revenue Bonds
Series 2018A-1
07/01/2051	0.000%	12,501,000	3,261,226
Puerto Rico Sales Tax Financing Corp.(f)
Revenue Bonds
Series 2019A-1
07/01/2058	5.000%	1,000,000	971,305
Total			7,573,504
Single Family 5.2%
Minnesota Housing Finance Agency
Revenue Bonds
Mortgage-Backed Securities Pass-Through Program
Series 2019 (GNMA)
03/01/2049	3.450%	459,756	415,835
06/01/2049	3.150%	600,540	532,969
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	1,551,411	1,377,549
Series 2020B (GNMA)
01/01/2044	2.800%	2,950,000	2,404,259
Series 2020E (GNMA)
07/01/2044	2.700%	2,220,000	1,783,400
Series 2020G
01/01/2051	2.550%	3,445,000	2,427,100
Series 2021H
07/01/2041	2.350%	1,680,000	1,320,447
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Social Bonds
Series 2021F
07/01/2046	2.400%	4,380,000	3,120,979
Series 2021H
01/01/2046	2.550%	5,580,000	4,234,516
Series 2022A (GNMA)
07/01/2042	2.750%	2,230,000	1,806,207
Series 2023B (GNMA)
07/01/2043	4.300%	2,760,000	2,765,443
Series 2023D (GNMA)
07/01/2043	4.500%	2,805,000	2,828,549
Sustainable Bond
Series 2026A
07/01/2041	4.100%	750,000	747,874
Total			25,765,127
Special Non Property Tax 0.8%
State of Minnesota Department of Iron Range Resources and Rehabilitation
Revenue Bonds
Series 2024A
10/01/2044	5.000%	3,670,000	3,910,940
State Appropriated 0.5%
State of Minnesota
Certificate of Participation
State Office Building Project
Series 2023
11/01/2036	5.000%	2,000,000	2,242,112
State General Obligation 3.4%
State of Minnesota
Unlimited General Obligation Bonds
Series 2018A
08/01/2038	5.000%	1,400,000	1,453,644
Series 2021B
09/01/2041	2.000%	5,550,000	3,989,710
Series 2023A
08/01/2040	5.000%	1,755,000	1,938,940
08/01/2041	5.000%	2,000,000	2,200,715
Series 2023B
08/01/2043	4.000%	7,000,000	7,051,864
Total			16,634,873
Student Loan 0.7%
Minnesota Office of Higher Education(a)
Refunding Revenue Bonds
Series 2020
11/01/2038	2.650%	1,605,000	1,488,802
Columbia Minnesota Tax-Exempt Fund  | 2026

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Supplemental Student Loan Program
Series 2023
11/01/2042	4.000%	2,300,000	2,193,597
Total			3,682,399
Total Municipal Bonds (Cost $493,313,075)			465,261,089

Money Market Funds 5.3%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.313%(i)	25,952,874	25,955,469
Total Money Market Funds (Cost $25,952,874)		25,955,469
Total Investments in Securities (Cost: $519,265,949)		491,216,558
Other Assets & Liabilities, Net		1,586,652
Net Assets		492,803,210
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2026.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2026, the total value of these securities amounted to $7,299,458, which represents 1.48% of total net assets.

(d)	Represents a security purchased on a when-issued basis.
(e)	Zero coupon bond.
(f)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2026, the total value of these securities amounted to $6,863,229, which represents 1.39% of total net assets.

(g)	Represents a security in default.
(h)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(i)	The rate shown is the seven-day current annualized yield at April 30, 2026.
Abbreviation Legend
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Minnesota Tax-Exempt Fund  | 2026

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3QT199_(06/26)